Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

Segment revenue disaggregated by product category groups are as follows:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Center store grocery	$1,763.1	$1,871.9	$1,980.0
Main course (1)	917.6	999.7	1,115.9
Total Meal Preparation	2,680.7	2,871.6	3,095.9
Sweet & savory snacks	1,220.1	1,306.3	1,324.3
Beverages & drink mixes	388.1	409.9	427.6
Total Snacking & Beverages	1,608.2	1,716.2	1,751.9
Unallocated net sales (2)	—	—	4.8
Total net sales	$4,288.9	$4,587.8	$4,852.6
(1) On May 22, 2017, the Company sold the soup and infant feeding business ("SIF"). Included within this category was $59.5 million of SIF related sales for the twelve months ended December 31, 2017.
(2) Represents product recall reimbursements that were received during the twelve months ended December 31, 2017.